Share-Based Compensation - Schedule of Restricted-Based Share Activity (Detail) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Shares
Granted	1,000,000	4,000,000	2,000,000
Weighted Average Grant-Date Fair Value
Granted	$ 11.63	$ 13.23	$ 7.30
CNH Industrial EIP
Restricted Shares
Nonvested at beginning of year	6,092,234
Granted	632,840
Forfeited	(913,290)
Vested	(2,447,337)
Nonvested at end of year	3,364,447	6,092,234
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 11.38
Granted	11.63
Forfeited	12.46
Vested	10.27
Nonvested at end of year	$ 11.88	$ 11.38